Share Based Compensation - Assumptions used to value stock options (Details) - Options	12 Months Ended
	Dec. 31, 2024 CAD ($) Y $ / shares	Dec. 31, 2023 CAD ($) Y $ / shares
Share Based Compensation
Term of awards	7 years
Vesting period	3 years
Annual dividend per share (dollars)	$ 2.22	$ 2.11
Risk-free interest rate	3.57%	3.66%
Expected life | Y	4.4	4.5
Expected volatility	45.00%	45.00%
Weighted average fair value per option (dollars)	$ 13.09	$ 12.7
Suncor's average share price | $ / shares	$ 51.23	$ 42.91